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                           INTERSTATE TAX-EXEMPT FUND
                           CALIFORNIA TAX-EXEMPT FUND
                           CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                          MASSACHUSETTS TAX-EXEMPT FUND
                            MICHIGAN TAX-EXEMPT FUND
                           NEW JERSEY TAX-EXEMPT FUND
                            NEW YORK TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                          PENNSYLVANIA TAX-EXEMPT FUND
                            VIRGINIA TAX-EXEMPT FUND

                    Supplement Dated January 10, 2005 to the
                       Prospectus Dated November 10, 2004

     Insert the following sentence at the end of the first paragraph in the section "Principal Investment Strategies - Interstate Tax-Exempt Fund," which appears on page 3 of the Prospectus:

     "Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as "PRIVATE ACTIVITY BONDS", may be classified as "tax-preference items," which could subject certain shareholders to the Federal alternative minimum tax."

     Insert the following after the first paragraph in the section "Principal Strategies - Interstate Tax-Exempt Fund," which appears on page 3 of the
Prospectus:

     - PRIVATE ACTIVITY BONDS - Private activity bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer.

     The last sentence of the first paragraph in the section "Principal Investment Strategies - State Tax-Exempt Funds," which appears on page 3, is deleted.


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                           INTERSTATE TAX-EXEMPT FUND
                           CALIFORNIA TAX-EXEMPT FUND
                           CONNECTICUT TAX-EXEMPT FUND
                             FLORIDA TAX-EXEMPT FUND
                          MASSACHUSETTS TAX-EXEMPT FUND
                            MICHIGAN TAX-EXEMPT FUND
                           NEW JERSEY TAX-EXEMPT FUND
                            NEW YORK TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                          PENNSYLVANIA TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND

                    Supplement Dated January 10, 2005 to the
           Statement of Additional Information Dated November 10, 2004

     The last sentence of the sixth paragraph in the section "Money Market Instruments and Investment Strategies," which appears on page 5 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

     "The Interstate Fund and each of the State Funds may also purchase such securities subject to their respective investment objectives and policies. As of the date of the Prospectus, the other Funds have not and do not purchase such securities, but reserve the right to do so in the future."